Variable Interest Entities	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Variable Interest Entities
A VIE is defined as a legal entity whose equity owners do not have sufficient equity at risk, or, as a group, the holders of the equity investment at risk lack any of the following three characteristics: decision-making rights, the obligation to absorb losses, or the right to receive the expected residual returns of the entity. The primary beneficiary is identified as the variable interest holder that has both the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and the obligation to absorb expected losses or the right to receive benefits from the entity that could potentially be significant to the VIE.
The Company’s VIEs include its subsidiary Janus Holdings and other immaterial special purpose entities that were created to purchase receivable portfolios in certain geographies.
Prior to March 31, 2016, the Company’s VIEs included its special purpose entity used for the Propel securitization and its subsidiary Janus Holdings. On March 31, 2016, the Company completed the divestiture of 100% of its membership interests in Propel. Since Propel is the primary beneficiary of the VIE used for securitization, subsequent to the sale of Propel, the Company no longer consolidates this VIE.
Janus Holdings is the indirect parent company of Cabot. The Company has determined that Janus Holdings is a VIE and the Company is the primary beneficiary of the VIE. The key activities that affect Cabot’s economic performance include, but are not limited to, operational budgets and purchasing decisions. Through its control of the board of directors of Janus Holdings, the Company controls the key operating activities at Cabot.
Assets recognized as a result of consolidating these VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the VIE.
The Company evaluates its relationships with its VIE on an ongoing basis to ensure that it continues to be the primary beneficiary.